Fair value measurements - Information on Investments Where Net Asset Value Per Share is Calculated (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	¥ 138	[1]	¥ 185	[1]
Unfunded commitments	24	[2]	28	[2]
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption frequency (if currently eligible)	Monthly	[3]	Monthly	[3]
Redemption notice period	Same day-95 days	[4]	Same day-95 days	[4]
Fair value	68	[1]	109	[1]
Unfunded commitments	16	[2]	0	[2]
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	4	[1]	4	[1]
Unfunded commitments	1	[2]	1	[2]
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption frequency (if currently eligible)	Quarterly	[3]	Quarterly	[3]
Redemption notice period	30 days	[4]	30 days	[4]
Fair value	63	[1]	61	[1]
Unfunded commitments	7	[2]	12	[2]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	3	[1]	11	[1]
Unfunded commitments			¥ 15	[2]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.